UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23631

Tactical Investment Series Trust

(Exact name of registrant as specified in charter)

11726 Seven Gables Road	Cincinnati, OH	45249
(Address of principal executive offices)		(Zip code)

Capitol Services, Inc.

108 Lakeland Ave.

Dover, Delaware 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell	Drew K. Horter
FinTech Law, LLC	Tactical Fund Advisors, LLC
6224 Turpin Hills Dr.	11726 Seven Gables Road
Cincinnati, Ohio 45244	Cincinnati, Ohio 45249

Registrant’s telephone number, including area code: (513) 984-9933

Date of fiscal year end: 12/31/2025

Date of reporting period: 12/31/2025

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Tactical Investment Series Trust (the “registrant”), for the year ended December 31, 2025 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

TFA Tactical Income Fund Tailored Shareholder Report

annual shareholder report DECEMBER 31, 2025 TFA Tactical Income Fund Class I (TFAZX)

This annual shareholder report contains important information about the TFA Tactical Income Fund (the “Fund”) for the year ended December 31, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-tactical-income-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$219	2.13%

How has the Fund performed since inception?

TFA Tactical Income Fund
Growth of $10,000 Investment

TFA Tactical Income Fund - Class I ($10,918)
Bloomberg Barclays U.S. Aggregate Bond Index ($10,937)
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
6/10/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
6/30/2024
12/31/2024
6/30/2025
12/31/2025

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
TFA Tactical Income Fund Class I	5.78%	0.28%	1.35%
Bloomberg Barclays U.S. Aggregate Bond Index	7.30%	(0.36)%	1.37%

(a)	The Fund commenced operation on June 10, 2019.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Please note that the index does not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 5.78%, trailing the Bloomberg Barclays U.S. Aggregate Bond Index which returned 7.30%, its best performance since 2020. As a “Non-Traditional” bond fund, the Fund had a large exposure to lower-quality grade bonds (aka “high yield”) in 2025. This sector became overvalued relative to investment grade and government bonds during the year causing the Fund’s underperformance compared to its benchmark.

In addition, the Fund’s subadvisers employ multiple tactical strategies including econometric allocation, trend-following for high yield sector, unconstrained trend/momentum-based relative strength, AI-based equity exposure, and individual stock selection strategies based on fundamental and relative strength. During the year, the trend-following strategies led to underperformance due to whipsaw trades that occurred.

What factors influenced performance during the past year?

•Gains in the bond market were driven by Federal Reserve interest rate cuts, declining yields in parts of the curve, attractive coupon income, and tightening credit spreads in riskier segments.

•Stocks were supported by a positive macro backdrop including record corporate earnings, a surprisingly strong economy and resilient consumer spending, declining inflation, persistent enthusiasm for artificial intelligence, and a Federal Reserve that shifted decisively toward a more friendly stance in the second half of the year.

•One of the Fund’s key features to its management style is the use of multiple investment strategies and to rotate amongst multiple strategies as market environments evolve. Such an approach can create higher turnover than more traditional management styles. In 2025, the Fund utilized between 5 and 8 strategies. The changes between strategies during the year created higher turnover than traditional bond funds. In addition, the timing of some of the rotations created a degree of underperformance.

•Risk management is a key component of the tactical allocation style. Management strategies utilizing trend-following, momentum, and econometric allocations are designed to reduce exposure to securities trending downward in a meaningful fashion and/or are no longer in favorable macroeconomic environments.

TFA Tactical Income Fund Tailored Shareholder Report

What are some Fund statistics?

Fund Statistics

Total Net Assets	$23,130,860
Number of Portfolio Holdings	22
Investment Advisory Fees Paid	$229,036
Portfolio Turnover Rate	427.65%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
State Street SPDR Bloomberg High Yield Bond ETF	19.33%
iShares iBoxx $ High Yield Corporate Bond ETF	17.19%
iShares J.P. Morgan USD Emerging Markets Bond ETF	8.93%
iShares 7-10 Year Treasury Bond ETF	7.32%
iShares Core U.S. Aggregate Bond ETF	6.87%
iShares 3-7 Year Treasury Bond ETF	5.78%
Innovator U.S. Equity Accelerated 9 Buffer ETF-October	4.48%
Vanguard Total Stock Market ETF	3.33%
First Trust Institutional Preferred Securities and Income ETF	3.28%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3.27%

How has the Fund changed?

Effective August 12, 2025, Keith Schmidt resigned as President of the Trust. At a meeting of the Board held on August 13, 2025, the Board approved Drew Horter as the President of the Trust.

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds/tfa-tactical-income-fund. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Tactical Growth Allocation Fund Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025 Tactical Growth Allocation Fund Class I (TFAFX)

This annual shareholder report contains important information about the Tactical Growth Allocation Fund (the “Fund”) for the year ended December 31, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tactical-growth-allocation-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$224	2.12%

How has the Fund performed since inception?

Tactical Growth Allocation Fund
Growth of $10,000 Investment

Tactical Growth Allocation Fund - Class I ($15,832)
Morningstar Mod Agg Target Risk TR USD Index ($18,236)
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
6/10/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
6/30/2024
12/31/2024
6/30/2025
12/31/2025

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
Tactical Growth Allocation Fund Class I	11.54%	7.17%	7.26%
Morningstar Moderately Aggressive Target Risk TR USD Index	18.45%	7.93%	9.58%

(a)	The Fund commenced operation on June 10, 2019.

The Morningstar Moderately Aggressive Target Risk Total Return USD Index (the “Morningstar Mod Agg TR”) seeks approximately 80% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 11.54%, trailing the Morningstar Mod AGG TR which returned 18.45%. The underperformance versus the benchmark was primarily attributable to whipsaw trades during the year and lower foreign market exposure than the benchmark.

What factors influenced performance during the past year?

•Stocks were supported by a positive macro backdrop including record corporate earnings, a surprisingly strong economy and resilient consumer spending, declining inflation, persistent enthusiasm for artificial intelligence, and a Federal Reserve that shifted decisively toward a more friendly stance in the second half of the year.

•The management style employed by the Fund employs multiple tactical strategies that change throughout the year. In 2025, the trend-following strategies were whipsawed in the spring as the stock market reacted negatively to the announcement of tariffs. By design, the strategies reduced exposure into the event as prices declined. However, the news-driven environment changed quickly, and prices rebounded in a swift fashion, causing the trend-following strategies to reenter positions at higher prices than where they had been sold. In addition, the Fund employed a stock selection strategy focused on growth stocks during much of the year. These positions performed well for much of the year but declined as the sector underwent a correction late in the year.

•Allocations to the strategies utilized in the Fund have two layers of oversight. First, the sub-advisers review the performance of each strategy on a short-term basis (daily/weekly). Second, the Adviser to the Fund reviews the performance of each sub-adviser’s performance daily. Reallocations to strategies by the sub-advisers occur several times during the year on an as-needed, case-by-case basis.

•Tactical risks are monitored by both the Adviser and the sub-advisers. Sub-advisers monitor risks on a daily basis while the Adviser monitors risks more broadly using the status of the market cycle.

Tactical Growth Allocation Fund Tailored Shareholder Report

What are some Fund statistics?

Fund Statistics

Total Net Assets	$37,986,265
Number of Portfolio Holdings	103
Investment Advisory Fees Paid	$397,568
Portfolio Turnover Rate	266.70%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Equity Funds, 32.56%
Asset Allocation Funds, 21.37%
Debt Funds, 11.65%
Technology, 9.23%
Communications, 6.43%
Consumer, Non-cyclical, 4.69%
Financials, 3.86%
Cash and Cash Equivalents, 3.74%
Consumer, Cyclical, 2.19%
Alternative Funds, 1.62%
Basic Materials, 0.91%
Industrial, 0.86%
Commodity Funds, 0.76%
Utilities, 0.13%

Top Ten Holdings (as a % of Net Assets)
HCM Defender 500 Index ETF	7.55%
Invesco QQQ Trust Series 1	7.44%
HCM Defender 100 Index ETF	7.30%
Direxion HCM Tactical Enhanced US ETF	6.54%
ProShares Ultra S&P 500	4.12%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	3.57%
NVIDIA Corp.	2.99%
Microsoft Corp.	2.69%
Apple, Inc.	2.33%
Fidelity Government Portfolio	2.32%

How has the Fund changed?

Effective August 12, 2025, Keith Schmidt resigned as President of the Trust. At a meeting of the Board held on August 13, 2025, the Board approved Drew Horter as the President of the Trust.

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds/tactical-growth-allocation-fund. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

TFA Quantitative Fund Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025 TFA Quantitative Fund Class I (TFAQX)

This annual shareholder report contains important information about the TFA Quantitative Fund (the “Fund”) for the year ended December 31, 2025.You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-quantitative-fund. You can also request this information without charge by contacting the Fund at (833) 974-3787. This report describes material changes to the Fund that occurred during the reporting period

What were the Fund costs for the year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$212	2.01%

How has the Fund performed since inception?

TFA Quantitative Fund
Growth of $10,000 Investment

TFA Quantitative Fund - Class I ($16,465)
Morningstar Agg Target Risk TR USD Index ($20,942)
S&P 500® Total Return Index ($25,208)
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
5/18/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
6/30/2024
12/31/2024
6/30/2025
12/31/2025

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
TFA Quantitative Fund Class I	11.43%	6.87%	9.28%
Morningstar Aggressive Target Risk TR USD Index	20.43%	9.58%	14.04%
S&P 500® Total Return Index	17.88%	14.42%	17.87%

(a)	The Fund commenced operation on May 18, 2020.

The Morningstar Aggressive Target Risk Total Return USD Index (the “Morningstar Agg TR”) seeks approximately 95% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. The S&P 500® Total Return Index (the “S&P 500”), a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 11.43%, trailing the Morningstar Agg TR and the S&P 500 which returned 20.43% and 17.88%, respectively. The primary reason for the underperformance versus the benchmarks was the fact that the Fund’s market timing strategies were whipsawed by the two meaningful pullbacks seen in the market during the year.

What factors influenced performance during the past year?

•Stocks were supported by a positive macro backdrop including record corporate earnings, a surprisingly strong economy and resilient consumer spending, declining inflation, persistent enthusiasm for artificial intelligence, and a Federal Reserve that shifted decisively toward a more friendly stance in the second half of the year.

•The Fund’s sub-adviser strategies were negatively impacted by two meaningful and short-term corrections seen in the stock market during the year. The strategies primarily impacted were based on trend and breadth metrics of the overall market. During both the spring and fall corrections, the strategies reduced exposure after prices had declined in a swift fashion only to reenter positions at higher prices as the market recovered very quickly. Such is often the case during news-driven environments and is a risk of employing trend-based approaches.

•Performance during the two corrective phases was negatively impacted by reducing exposure into the decline and then adding positions after the rebound had occurred.

TFA Quantitative Fund Tailored Shareholder Report

What are some Fund statistics?

Fund Statistics

Total Net Assets	$58,635,292
Number of Portfolio Holdings	40
Investment Advisory Fees Paid	$805,107
Portfolio Turnover Rate	320.63%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
ProShares Ultra S&P 500	18.44%
iShares U.S. Technology ETF	9.15%
HCM Defender 500 Index ETF	8.64%
HCM Defender 100 Index ETF	8.48%
Invesco QQQ Trust Series 1	8.19%
Direxion HCM Tactical Enhanced US ETF	7.81%
Innovator Growth-100 Power Buffer ETF - November	7.39%
Fidelity Government Portfolio	6.99%
Vanguard Total Stock Market ETF	4.17%
iShares Expanded Tech Sector ETF	1.76%

How has the Fund changed?

Effective August 12, 2025, Keith Schmidt resigned as President of the Trust. At a meeting of the Board held on August 13, 2025, the Board approved Drew Horter as the President of the Trust.

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds/tfa-quantitative-fund. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

TFA AlphaGen Growth Fund Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT December 31, 2025 TFA AlphaGen Growth Fund Class I (TFAGX)

This annual shareholder report contains important information about the TFA AlphaGen Growth Fund (the “Fund”) for the year ended December 31, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds/tfa-alphagen-growth-fund . You can also request this information without charge by contacting the Fund at (833) 974-3787. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$230	2.11%

How has the Fund performed?

TFA AlphaGen Growth Fund
Growth of $10,000 Investment

TFA AlphaGen Growth Fund - Class I ($13,367)
S&P 500® Total Return Index ($16,294)
Morningstar Agg Target Risk TR USD Index ($13,906)
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
8/23/2021
9/30/2021
12/31/2021
6/30/2022
9/30/2022
12/31/2022
6/30/2023
9/30/2023
12/31/2023
6/30/2024
12/31/2024
6/30/2025
12/31/2025

Average Annual Total Returns

	1 Year	Since Inception (a)
TFA AlphaGen Growth Fund Class I	18.17%	6.89%
Morningstar Aggressive Target Risk TR USD Index	20.43%	7.86%
S&P 500® Total Return Index	17.88%	11.85%

(a)	The Fund commenced operation on August 23, 2021.

The Morningstar Aggressive Target Risk Total Return USD Index (the “Morningstar Agg TR”) seeks approximately 95% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. The S&P 500® Total Return Index (the “S&P 500”), a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 18.17%, outperforming the 17.88% return of the S&P 500 while trailing the 20.43% return of the Morningstar Agg TR. The outperformance versus the S&P 500 can be attributed primarily to the Fund’s focus on longer-term holding strategies, the increased exposure to individual stock selection strategies targeting Artificial Intelligence issues, and enhanced exposure to the U.S. large-capitalization technology sector. The Fund’s underperformance relative to the Morningstar Agg TR benchmark can be attributed to the fact that the benchmark is more broadly diversified across cap-sizes, styles, and regional allocations than the Fund during the year. The Fund’s management style focuses on market leadership, which for a lengthy period had been focused very narrowly on the U.S. megacap technology sector. During the second half of the year, market leadership broadened causing the Fund’s focused positioning to lag the more diversified Morningstar benchmark.

What factors influenced performance during the past year?

•Stocks were supported by a positive macro backdrop including record corporate earnings, a surprisingly strong economy and resilient consumer spending, declining inflation, persistent enthusiasm for artificial intelligence, and a Federal Reserve that shifted decisively toward a more friendly stance in the second half of the year.

TFA AlphaGen Growth Fund Tailored Shareholder Report

What are some Fund statistics?

Fund Statistics

Total Net Assets	$45,487,585
Number of Portfolio Holdings	41
Investment Advisory Fees Paid	$599,601
Portfolio Turnover Rate	378.86%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)

Top Ten Holdings (as a % of Net Assets)
ProShares Ultra S&P500	22.64%
Fidelity Government Portfolio	12.11%
Innovator Growth-100 Power Buffer ETF - November	9.60%
Vanguard Total Stock Market ETF	5.56%
State Street Technology Select Sector SPDR ETF	3.80%
iShares Expanded Tech Sector ETF	2.30%
ProShares Ultra QQQ	2.14%
iShares U.S. Technology ETF	2.11%
State Street SPDR NYSE Technology ETF	2.08%
iShares Core S&P 500 ETF	2.05%

How has the Fund changed?

Effective August 12, 2025, Keith Schmidt resigned as President of the Trust. At a meeting of the Board held on August 13, 2025, the Board approved Drew Horter as the President of the Trust.

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://www.tfafunds.com/funds/tfa-alphagen-growth-fund. You can request this information without charge by contacting the Fund at (833) 974-3787.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Michael Jones serves on its audit committee as the “audit committee financial expert” as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $55,600 with respect to the registrant’s fiscal year ended December 31, 2025 and $54,400 with respect to the registrant’s fiscal year ended December 31, 2024. The December 31, 2025 and December 31, 2024 audit fees were paid to Cohen and Company.

(b)	Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $12,800 with respect to the registrant’s fiscal year ended December 31, 2025 and $12,400 with respect to the registrant’s fiscal year ended December 31, 2024. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns. The December 31, 2025 and the December 31, 2024 tax fees were paid to Cohen and Company.

(d)

All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended December 31, 2025 and $0 for the fiscal year ended December 31, 2024.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the for the fiscal year ended December 31, 2025 and the fiscal year ended December 31, 2024, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in annual financial statements and additional information filed under item 7 of this form.

TFA Tactical Income Fund

Class I: TFAZX

Tactical Growth Allocation Fund

Class I: TFAFX

TFA Quantitative Fund

Class I: TFAQX

TFA AlphaGen Growth Fund

Class I: TFAGX

TACTICAL INVESTMENT SERIES TRUST

Annual Financial Statements and
Additional Information

December 31, 2025

1-833-974-3787

www.tfafunds.com

IMPORTANT NOTE: The SEC adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds’ financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Other Information, delivered free of charge, and filed with the SEC

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies:

Tactical Funds

Table of Contents
DECEMBER 31, 2025 (UNAUDITED)

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 97.82%

Asset Allocation Fund - 2.51%
6,500	State Street SPDR Bloomberg Convertible Securities ETF	$579,800

Commodity Funds - 1.76%
8,500	Invesco DB Commodity Index Tracking Fund	190,060
550	SPDR Gold Shares (a)	217,971
		408,031
Debt Funds - 78.40%
39,172	First Trust Institutional Preferred Securities and Income ETF	759,545
11,200	iShares 3-7 Year Treasury Bond ETF	1,336,720
17,600	iShares 7-10 Year Treasury Bond ETF (b)	1,692,416
8,400	iShares 20+ Year Treasury Bond ETF	732,144
15,900	iShares Core U.S. Aggregate Bond ETF (b)	1,588,092
49,300	iShares iBoxx $ High Yield Corporate Bond ETF (b)	3,975,059
21,448	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,065,013
7,985	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	757,138
46,000	State Street SPDR Bloomberg High Yield Bond ETF (b)	4,471,660
12,633	Vanguard Intermediate-Term Treasury ETF	757,096
		18,134,883
Equity Funds - 15.15%
3,200	Direxion NASDAQ - 100 Equal Weighted Index Shares	327,392
16,000	Innovator Growth - 100 Power Buffer ETF - November (a)	459,200
30,900	Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a)	1,036,840
1,690	Invesco S&P 500 Equal Weight ETF	323,736
3,400	iShares MSCI USA Min Vol Factor ETF	320,144
4,600	ProShares Ultra S&P500	266,432
2,300	Vanguard Total Stock Market ETF (b)	771,121
		3,504,865

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,261,737)		22,627,579

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 2.37%
80,422	Federated Hermes Government Obligations Fund - Institutional Class, 3.62% (c)	$80,422
467,869	Fidelity Government Portfolio - Institutional Class, 3.67% (c)	467,869

TOTAL SHORT-TERM INVESTMENTS (Cost $548,291)		548,291

INVESTMENTS AT VALUE (Cost $22,810,028) - 100.19%		$23,175,870

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.19%)		(45,010)

NET ASSETS - 100.00%		$23,130,860

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at December 31, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

DB - Deutsche Bank

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

PIMCO - Pacific Investment Management Company LLC

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 28.34%

Auto Manufacturers - 0.13%
110	Tesla, Inc. (a)	$49,469

Banks - 2.27%
14,742	Citizens Financial Group, Inc.	861,080

Beverages - 1.18%
6,424	Coca-Cola Co.	449,102

Biotechnology - 0.95%
11,914	Oruka Therapeutics, Inc. (a)	361,113

Commercial Services - 0.50%
4,755	Klarna Group PLC - Great Britain (a)	137,467
120	Quanta Services, Inc.	50,647
		188,114
Computers - 2.33%
3,255	Apple, Inc.	884,904

Diversified Financial Services - 0.29%
590	Nasdaq, Inc.	57,307
1,970	SoFi Technologies, Inc. (a)	51,575
		108,882
Electric - 0.13%
140	Constellation Energy Corp.	49,458

Healthcare - Products - 0.85%
3,402	Boston Scientific Corp. (a)	324,381

Insurance - 1.31%
4,664	Axis Capital Holdings, Ltd. - Bermuda	499,468

Internet - 5.65%
1,685	Alphabet, Inc. - Class A	527,405
2,485	Amazon.com, Inc. (a)	573,588
148	MercadoLibre, Inc. - Uruguay (a)	298,110

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 28.34% (continued)

934	Meta Platforms, Inc. - Class A	$616,524
230	Palo Alto Networks, Inc. (a)	42,366
390	Robinhood Markets, Inc. - Class A (a)	44,109
530	Uber Technologies, Inc. (a)	43,306
		2,145,408
Mining - 0.91%
18,752	McEwen, Inc. - Canada (a)	347,100

Miscellaneous Manufacturing - 0.86%
641	Teledyne Technologies, Inc. (a)	327,378

Pharmaceuticals - 1.22%
2,023	AbbVie, Inc.	462,235

Retail - 2.06%
436	Costco Wholesale Corp.	375,980
5,808	Dutch Bros, Inc. - Class A (a)	355,566
340	TJX Cos., Inc.	52,227
		783,773
Semiconductors - 3.92%
220	Advanced Micro Devices, Inc. (a)	47,115
886	Broadcom, Inc.	306,645
6,089	NVIDIA Corp.	1,135,598
		1,489,358
Software - 2.99%
240	Cloudflare, Inc. - Class A (a)	47,316
2,116	Microsoft Corp.	1,023,340
360	Palantir Technologies, Inc. - Class A (a)	63,990
		1,134,646
Telecommunications - 0.79%
5,646	Calix, Inc. (a)	298,843

TOTAL COMMON STOCK (Cost $9,941,197)		10,764,712

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 68.01%

Alternative Funds - 1.61%
5,600	First Trust Long/Short Equity ETF (b)	$397,544
9,500	First Trust Multi-Strategy Alternative ETF	216,505
		614,049
Asset Allocation Funds - 21.39%
64,469	Direxion HCM Tactical Enhanced U.S. ETF	2,485,925
35,826	HCM Defender 100 Index ETF	2,771,671
46,260	HCM Defender 500 Index ETF	2,866,732
		8,124,328
Commodity Funds - 0.76%
9,500	Invesco DB Commodity Index Tracking Fund	212,420
190	SPDR Gold Shares (a)	75,299
		287,719
Debt Funds - 11.66%
3,212	First Trust Enhanced Short Maturity ETF	192,495
25,063	First Trust Institutional Preferred Securities and Income ETF	485,972
5,200	FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	187,772
4,200	iShares 20+ Year Treasury Bond ETF	366,072
4,977	iShares J.P. Morgan USD Emerging Markets Bond ETF	479,186
5,107	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	484,246
14,853	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,357,267
8,000	State Street SPDR Bloomberg Short Term High Yield Bond ETF	202,560
3,900	VanEck High Yield Muni ETF	199,368
7,934	Vanguard Intermediate-Term Treasury ETF	475,485
		4,430,423

Equity Funds - 32.59%
460	Defiance Quantum ETF	50,444
2,319	First Trust Dorsey Wright Momentum & Dividend ETF	96,331
1,727	First Trust Rising Dividend Achievers ETF	119,975
11,800	FT Vest Laddered Buffer ETF (a) (b)	404,268
10,944	FT Vest U.S. Equity Buffer ETF - August (a)	579,485
4,200	Innovator Growth 100 Power Buffer ETF - April (a) (b)	225,540
4,000	Innovator Growth 100 Power Buffer ETF - January (a) (b)	219,680
3,000	Innovator Growth 100 Power Buffer ETF - July (a) (b)	217,860

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 68.01% (continued)

28,400	Innovator Growth-100 Power Buffer ETF - November (a)	$815,080
3,700	Innovator Growth-100 Power Buffer ETF - October (a) (b)	214,304
2,800	Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	108,274
3,560	Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	113,814
2,980	Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	114,001
3,360	Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a) (b)	112,744
934	Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Pure Value ETF	96,538
1,116	Invesco KBW Bank ETF	94,068
4,603	Invesco QQQ Trust Series 1	2,827,669
1,010	Invesco S&P 500 High Beta ETF	118,140
190	iShares Core S&P 500 ETF	130,139
2,000	iShares Core S&P Mid-Cap ETF	132,000
1,080	iShares Expanded Tech Sector ETF	139,493
3,000	iShares Mortgage Real Estate ETF	66,540
1,703	iShares MSCI EAFE Value ETF	121,611
2,576	iShares MSCI International Value Factor ETF	98,017
1,393	iShares MSCI South Africa ETF	95,838
1,300	iShares MSCI USA Min Vol Factor ETF	122,408
694	iShares MSCI USA Value Factor ETF	94,891
643	iShares Russell 2000 Value ETF	116,518
550	iShares U.S. Broker-Dealers & Securities Exchanges ETF	98,653
650	iShares U.S. Technology ETF	129,792
1,320	ProShares Ultra QQQ	92,941
27,000	ProShares Ultra S&P 500	1,563,840
1,300	Schwab U.S. Large-Cap Growth ETF	42,406
220	SPDR S&P 500 ETF Trust	150,022
1,480	State Street Communication Services Select Sector SPDR ETF	174,226
520	State Street Consumer Discretionary Select Sector SPDR ETF	62,093
1,460	State Street Financial Select Sector SPDR ETF (b)	79,964
1,040	State Street Health Care Select Sector SPDR ETF	160,992
290	State Street Industrial Select Sector SPDR ETF	44,985
450	State Street SPDR NYSE Technology ETF	125,046
230	State Street SPDR S&P Aerospace & Defense ETF	55,485
630	State Street SPDR S&P Homebuilders ETF	64,865

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 68.01% (continued)

549	State Street SPDR S&P Metals & Mining ETF	$56,882
3,300	State Street Technology Select Sector SPDR ETF (b)	475,101
1,600	State Street Utilities Select Sector SPDR ETF	68,304
7,700	Swan Hedged Equity U.S. Large Cap ETF	194,117
140	VanEck Semiconductor ETF	50,418
360	VanEck Uranium and Nuclear ETF	44,712
270	Vanguard Growth ETF	131,722
1,930	Vanguard Total Stock Market ETF (b)	647,071
1,150	Vanguard Value ETF	219,638
		12,378,945

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,262,387)		25,835,464

SHORT-TERM INVESTMENTS - 3.74%
263,676	Federated Hermes Government Obligations Fund - Institutional Class, 3.62% (c)	263,676
275,135	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.62% (c)	275,135
881,848	Fidelity Government Portfolio - Institutional Class, 3.67% (c)	881,848

TOTAL SHORT-TERM INVESTMENTS (Cost $1,420,659)		1,420,659

INVESTMENTS AT VALUE (Cost $32,624,243) - 100.09%		$38,020,835

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.09%)		(34,570)

NET ASSETS - 100.00%		$37,986,265

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at December 31, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

DB - Deutsche Bank

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

FT - First Trust

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

HCM - Howard Capital Management

KBW - Keefe, Bruyette and Woods

Ltd. - Limited

MSCI - Morgan Stanley Capital International

PIMCO - Pacific Investment Management Company LLC

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 4.39%

Auto Manufacturers - 0.16%
210	Tesla, Inc. (a)	$94,441

Computers - 0.16%
3,500	D-Wave Quantum, Inc. (a)	91,525

Diversified Financial Services - 0.15%
3,200	BitMine Immersion Technologies, Inc.	86,880

Electric - 0.12%
950	Oklo, Inc. (a)	68,172

Healthcare - Products - 0.10%
1,030	Tempus AI, Inc. (a)	60,822

Internet - 1.29%
760	Alphabet, Inc. - Class A	237,880
480	Meta Platforms, Inc. - Class A	316,843
1,770	Robinhood Markets, Inc. - Class A (a)	200,187
		754,910
Semiconductors - 0.81%
8,700	Navitas Semiconductor Corp. (a)	62,118
2,220	NVIDIA Corp.	414,030
		476,148
Software - 1.60%
760	Cloudflare, Inc. - Class A (a)	149,834
810	Microsoft Corp.	391,732
910	Nebius Group NV - Netherlands (a)	76,172
1,810	Palantir Technologies, Inc. - Class A (a)	321,728
		939,466

TOTAL COMMON STOCK (Cost $2,459,202)		2,572,364

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 88.18%

Alternative Fund - 1.54%
12,700	First Trust Long/Short Equity ETF (b)	$901,573

Asset Allocation Funds - 24.93%
118,756	Direxion HCM Tactical Enhanced U.S. ETF	4,579,231
64,274	HCM Defender 100 Index ETF	4,972,545
81,774	HCM Defender 500 Index ETF	5,067,535
		14,619,311
Equity Funds - 61.71%
27,000	FT Vest Laddered Buffer ETF (a) (b)	925,020
8,500	Innovator Growth 100 Power Buffer ETF - April (a) (b)	456,450
8,900	Innovator Growth 100 Power Buffer ETF - January (a) (b)	488,788
6,700	Innovator Growth 100 Power Buffer ETF - July (a) (b)	486,554
151,040	Innovator Growth-100 Power Buffer ETF - November (a)	4,334,848
8,100	Innovator Growth 100 Power Buffer ETF - October (a) (b)	469,152
6,200	Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	239,750
7,200	Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	230,185
6,100	Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	233,357
6,700	Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a) (b)	224,817
7,817	Invesco QQQ Trust Series 1	4,802,061
8,000	iShares Expanded Tech Sector ETF	1,033,280
4,100	iShares U.S. Broker-Dealers & Securities Exchanges ETF	735,417
26,883	iShares U.S. Technology ETF	5,367,997
10,300	ProShares Ultra QQQ	725,223
186,700	ProShares Ultra S&P 500	10,813,664
9,700	Schwab U.S. Large-Cap Growth ETF	316,414
3,400	State Street SPDR NYSE Technology ETF	944,792
1,720	State Street SPDR S&P Aerospace & Defense ETF	414,933
4,800	State Street SPDR S&P Homebuilders ETF	494,208
7,300	Vanguard Total Stock Market ETF (b)	2,447,471
		36,184,381

TOTAL EXCHANGE-TRADED FUNDS (Cost $46,451,907)		51,705,265

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 6.99%

4,099,167	Fidelity Government Portfolio - Institutional Class, 3.67% (c)	$4,099,167

TOTAL SHORT-TERM INVESTMENTS (Cost $4,099,167)		4,099,167

INVESTMENTS AT VALUE (Cost $53,010,276) - 99.56%		$58,376,796

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.44%		258,496

		$58,635,292

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at December 31, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

AI – Artificial Intelligence

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

NV - Naamloze Vennootschap (Dutch Public Company)

NYSE - New York Stock Exchange

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 12.10%

Auto Manufacturers - 0.48%
490	Tesla, Inc. (a)	$220,363

Computers - 0.39%
6,700	D-Wave Quantum, Inc. (a)	175,205

Diversified Financial Services - 0.39%
6,600	BitMine Immersion Technologies, Inc.	179,190

Electric - 0.27%
1,695	Oklo, Inc. (a)	121,633

Healthcare - Products - 0.32%
2,500	Tempus AI, Inc. (a)	147,625

Internet - 3.94%
1,800	Alphabet, Inc. - Class A	563,400
1,150	Meta Platforms, Inc. - Class A	759,103
4,143	Robinhood Markets, Inc. - Class A (a)	468,573
		1,791,076
Semiconductors - 2.01%
20,800	Navitas Semiconductor Corp. (a)	148,512
4,100	NVIDIA Corp.	764,650
		913,162
Software - 4.30%
1,500	Cloudflare, Inc. - Class A (a)	295,725
1,580	Microsoft Corp.	764,120
1,800	Nebius Group NV - Netherlands (a)	150,669
4,200	Palantir Technologies, Inc. - Class A (a)	746,550
		1,957,064

TOTAL COMMON STOCK (Cost $5,123,764)		5,505,318

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 67.81%

Asset Allocation Fund - 0.10%
2,500	Direxion Daily Technology Bear 3X Shares	$43,225

Commodity Fund - 1.26%
1,450	SPDR Gold Shares (a)	574,650

Equity Funds - 66.45%
152,100	Innovator Growth-100 Power Buffer ETF - November (a)	4,365,270
1,360	iShares Core S&P 500 ETF	931,518
13,728	iShares Core S&P Mid-Cap ETF	906,048
8,100	iShares Expanded Tech Sector ETF	1,046,196
9,800	iShares MSCI USA Min Vol Factor ETF	922,768
4,100	iShares U.S. Broker-Dealers & Securities Exchanges ETF	735,417
4,800	iShares U.S. Technology ETF	958,464
13,800	ProShares Ultra QQQ	971,658
177,825	ProShares Ultra S&P500	10,299,624
9,600	Schwab U.S. Large-Cap Growth ETF	313,152
3,400	State Street Communication Services Select Sector SPDR ETF	400,248
578	State Street Energy Select Sector SPDR ETF	25,842
600	State Street Financial Select Sector SPDR ETF	32,862
3,600	State Street Health Care Select Sector SPDR ETF	557,280
289	State Street Industrial Select Sector SPDR ETF	$44,830
3,400	State Street SPDR NYSE Technology ETF	944,792
1,700	State Street SPDR S&P Aerospace & Defense ETF	410,108
4,700	State Street SPDR S&P Homebuilders ETF	483,912
12,000	State Street Technology Select Sector SPDR ETF (b)	1,727,640
8,204	State Street Utilities Select Sector SPDR ETF	350,229
1,900	Vanguard Growth ETF	926,934
7,540	Vanguard Total Stock Market ETF (b)	2,527,936
1,810	Vanguard Value ETF	345,692
		30,228,420

TOTAL EXCHANGE-TRADED FUNDS (Cost $29,542,409)		30,846,295

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED NOTE - 0.18%

Equity Fund - 0.18%
14,988	MicroSectors FANG+ Index -3X Inverse Leveraged ETNs due January 8, 2038 (a)	$78,987

TOTAL EXCHANGE-TRADED NOTE (Cost $77,928)		78,987

SHORT-TERM INVESTMENTS - 12.11%
5,509,186	Fidelity Government Portfolio - Institutional Class, 3.67% (c)	5,509,186

SHORT-TERM INVESTMENTS (Cost $5,509,186)		5,509,186

INVESTMENTS AT VALUE (Cost $40,253,287) - 92.20%		$41,939,786

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 7.80%		3,547,799

NET ASSETS - 100.00%		$45,487,585

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)Rate shown represents the 7-day effective yield at December 31, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

AI – Artificial Intelligence

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Note

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch Public Company)

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements Of Assets And Liabilities
DECEMBER 31, 2025

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
Assets:
Investment securities:
Securities at Cost	$22,810,028	$32,624,243
Securities at Value	23,175,870	38,020,835
Receivables:
Interest	2,117	4,789
Dividends	4,951	5,218
Fund shares sold	1,955	45,225
Prepaid expenses and other assets	7,072	8,602
Total assets	23,191,965	38,084,669

Liabilities:
Payables:
Fund shares redeemed	—	15,477
Due to Adviser	23,485	39,400
Due to administrator	9,787	10,801
Accrued Trustees fees	1,875	1,875
Accrued expenses	25,958	30,851
Total liabilities	61,105	98,404
Net Assets	$23,130,860	$37,986,265

Sources of Net Assets:
Paid-in capital	$28,081,414	$33,048,825
Total distributable earnings (accumulated deficit)	(4,950,554)	4,937,440
Total Net Assets	$23,130,860	$37,986,265

Class I Shares:
Net assets	$23,130,860	$37,986,265
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	2,727,579	2,933,388
Net Asset Value, Offering and Redemption Price Per Share	$8.48	$12.95

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements Of Assets And Liabilities (CONTINUED)
DECEMBER 31, 2025

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
Assets:
Investment securities:
Securities at Cost	$53,010,276	$40,253,287
Securities at Value	58,376,796	41,939,786
Receivables:
Interest	23,689	26,756
Investment securities sold	2,368,034	3,567,458
Fund shares sold	97,632	73,565
Prepaid expenses and other assets	8,954	8,322
Total assets	60,875,105	45,615,887

Liabilities:
Payables:
Fund shares redeemed	21,514	18,285
Due to Adviser	103,308	67,978
Due to administrator	13,239	11,933
Cash overdraft due to custodian	2,068,611	—
Accrued Trustees fees	1,875	1,875
Accrued expenses	31,266	28,231
Total liabilities	2,239,813	128,302
Net Assets	$58,635,292	$45,487,585

Sources of Net Assets:
Paid-in capital	$50,505,307	$41,254,555
Total distributable earnings	8,129,985	4,233,030
Total Net Assets	$58,635,292	$45,487,585

Class I Shares:
Net assets	$58,635,292	$45,487,585
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	5,194,705	3,778,609
Net Asset Value, Offering and Redemption Price Per Share	$11.29	$12.04

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2025

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2025
Investment income:
Dividends (Net of $0 and $42 in foreign tax withheld, respectively)	$963,909	$424,972
Interest	55,245	86,139
Total investment income	1,019,154	511,111

Expenses:
Management fees (Note 4)	323,304	462,801
Administration, accounting and transfer agent fees and expenses (Note 4)	120,726	131,238
Trustee fees and expenses	29,491	29,491
Reports to shareholders	28,284	28,152
Non-12b-1 shareholder servicing expense (Note 5)	25,000	35,698
Legal fees	23,653	23,653
Compliance officer fees (Note 4)	23,474	23,474
Audit fees	17,229	17,229
Custodian fees	14,543	20,984
Registration and filing fees	6,456	7,031
Miscellaneous	6,067	15,272
Pricing fees	4,101	22,424
Insurance	2,254	2,340
Total expenses	624,582	819,787
Less:
Fees waived by Adviser (Note 4)	(94,268)	(65,233)
Net expenses	530,314	754,554

Net investment income (loss)	488,840	(243,443)

Tactical Funds

STATEMENTS OF OPERATIONS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2025
Realized and unrealized gain:
Net realized gain on:
Investments	$769,000	$2,261,683
Net realized gain on investments	769,000	2,261,683

Net change in unrealized appreciation on:
Investments	138,719	1,894,457
Net change in unrealized appreciation on investments	138,719	1,894,457

Net realized and unrealized gain on investments	907,719	4,156,140

Net increase in net assets resulting from operations	$1,396,559	$3,912,697

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS (CONTINUED)
DECEMBER 31, 2025

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2025
Investment income:
Dividends	$354,307	$368,214
Interest	360,258	156,998
Total investment income	714,565	525,212

Expenses:
Management fees (Note 4)	772,564	585,415
Administration, accounting and transfer agent fees and expenses (Note 4)	155,307	140,976
Non-12b-1 shareholder servicing expense (Note 5)	59,734	45,169
Trustee fees and expenses	29,491	29,491
Reports to shareholders	28,152	28,152
Legal fees	23,653	23,653
Compliance officer fees (Note 4)	23,474	23,474
Custodian fees	17,668	14,698
Audit fees	17,229	17,229
Miscellaneous	14,843	11,926
Pricing fees	9,543	7,419
Registration and filing fees	6,575	7,540
Insurance	2,562	2,360
Total expenses	1,160,795	937,502
Plus:
Fees recouped by Adviser (Note 4)	32,543	14,186
Net expenses	1,193,338	951,688

Net investment loss	(478,773)	(426,476)

Tactical Funds

STATEMENTS OF OPERATIONS (CONTINUED)
DECEMBER 31, 2025

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2025
Realized and unrealized gain (loss):
Net realized gain on:
Investments	$8,691,525	$7,386,624
Net realized loss on trade error and reimbursement from affiliates (Note 4)	—	—
Net realized gain on investments	8,691,525	7,386,624

Net change in unrealized appreciation (depreciation) on:
Investments	(1,436,431)	630,089
Net change in unrealized appreciation (depreciation) on investments	(1,436,431)	630,089

Net realized and unrealized gain on investments	7,255,094	8,016,713

Net increase in net assets resulting from operations	$6,776,321	$7,590,237

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA Tactical Income Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment income	$488,840	$645,665
Net realized gain from investments	769,000	473,629
Net change in unrealized appreciation (depreciation) on investments	138,719	(1,257,618)
Net increase (decrease) in net assets resulting from operations	1,396,559	(138,324)

Distributions to shareholders from: (Note 8)
Total distributable earnings - Class I	(501,053)	(628,998)
Total distributions	(501,053)	(628,998)

From shares of beneficial interest:
Proceeds from shares sold:	5,060,878	7,676,565
Net asset value of shares issued in reinvestment of distributions:	500,499	628,851
Payments for shares redeemed:	(9,831,198)	(23,127,917)
Decrease in net assets from transactions in shares of beneficial interest	(4,269,821)	(14,822,501)

Decrease in net assets	(3,374,315)	(15,589,823)

Net Assets:
Beginning of year	26,505,175	42,094,998

End of year	$23,130,860	$26,505,175

Capital share activity:
Shares Sold	609,363	922,374
Shares Reinvested	58,882	76,596
Shares Redeemed	(1,178,595)	(2,820,653)
Net decrease in shares of beneficial interest outstanding	(510,350)	(1,821,683)

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

The accompanying notes are an integral part of these financial statements.

	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(243,443)	$(64,536)
Net realized gain from investments	2,261,683	3,607,326
Net change in unrealized appreciation on investments	1,894,457	2,065,343
Net increase in net assets resulting from operations	3,912,697	5,608,133

Distributions to shareholders from: (Note 8)
Total distributable earnings - Class I	—	—
Total distributions	—	—

From shares of beneficial interest:
Proceeds from shares sold:	6,624,512	11,515,876
Payments for shares redeemed:	(8,096,608)	(8,682,226)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(1,472,096)	2,833,650

Increase in net assets	2,440,601	8,441,783

Net Assets:
Beginning of year	35,545,664	27,103,881

End of year	$37,986,265	$35,545,664

Capital share activity:
Shares Sold	555,166	1,067,105
Shares Redeemed	(683,828)	(810,028)
Net increase (decrease) in shares of beneficial interest outstanding	(128,662)	257,077

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	TFA Quantitative Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(478,773)	$(331,046)
Net realized gain from investments	8,691,525	6,373,749
Net change in unrealized appreciation (depreciation) on investments	(1,436,431)	3,730,032
Net increase in net assets resulting from operations	6,776,321	9,772,735

Distributions to shareholders from: (Note 8)
Total distributable earnings - Class I	(5,910,742)	—
Total distributions	(5,910,742)	—

From shares of beneficial interest:
Proceeds from shares sold:	11,210,447	22,200,055
Net asset value of shares issued in reinvestment of distributions:	5,908,466	—
Payments for shares redeemed:	(17,876,491)	(13,566,750)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(757,578)	8,633,305

Increase in net assets	108,001	18,406,040

Net Assets:
Beginning of year	58,527,291	40,121,251

End of year	$58,635,292	$58,527,291

Capital share activity:
Shares Sold	997,626	2,169,219
Shares Reinvested	517,832	—
Shares Redeemed	(1,570,382)	(1,314,178)
Net increase (decrease) in shares of beneficial interest outstanding	(54,924)	855,041

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

The accompanying notes are an integral part of these financial statements.

	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(426,476)	$(137,333)
Net realized gain from investments	7,386,624	8,286,545
Net change in unrealized appreciation (depreciation) on investments	630,089	(1,537,719)
Net increase in net assets resulting from operations	7,590,237	6,611,493

Distributions to shareholders from: (Note 8)
Total distributable earnings - Class I	(3,542,363)	(4,321)
Total distributions	(3,542,363)	(4,321)

From shares of beneficial interest:
Proceeds from shares sold:	7,859,909	15,233,724
Net asset value of shares issued in reinvestment of distributions:	3,542,363	4,321
Payments for shares redeemed:	(12,830,989)	(10,845,860)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(1,428,717)	4,392,185

Increase in net assets	2,619,157	10,999,357

Net Assets:
Beginning of year	42,868,428	31,869,071

End of year	$45,487,585	$42,868,428

Capital share activity:
Shares Sold	674,776	1,501,117
Shares Reinvested	291,553	386
Shares Redeemed	(1,091,781)	(1,058,283)
Net increase (decrease) in shares of beneficial interest outstanding	(125,452)	443,220

This page intentionally left blank.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years indicated.

	TFA Tactical Income Fund
	Class I
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net Asset Value, Beginning of Year	$8.19	$8.32	$8.59	$9.62		$10.59

Investment Operations:
Net investment income (loss)*(d)(e)	0.16	0.19	0.23	0.09		(0.02)
Net realized and unrealized gain (loss) on investments and options written	0.31	(0.12)	(0.25)	(1.04)		0.61
Total from investment operations	0.47	0.07	(0.02)	(0.95)		0.59

Distributions:
From net investment income	(0.18)	(0.20)	(0.25)	(0.07)		—
From net realized capital gains	—	—	—	(0.01)		(1.56)
Total distributions	(0.18)	(0.20)	(0.25)	(0.08)		(1.56)

Net Asset Value, End of Year	$8.48	$8.19	$8.32	$8.59		$9.62

Total Return**	5.78%	0.78%	(0.20)%	(9.84)%		5.71	%(f)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$23,131	$26,505	$42,095	$37,791		$26,818

Ratios of expenses to average net assets(e):
Before fees waived and expenses reimbursed	2.51%	2.45%	2.05%	2.31	%(b)	2.21	%(a)(b)
After fees waived and expenses reimbursed	2.13%	2.11%	2.02%	1.97	%(c)	1.92	%(a)(c)

Net investment income (loss)(d)(e)
Before fees waived and expenses reimbursed	1.59%	1.99%	2.73%	0.70%		(0.47)%
After fees waived and expenses reimbursed	1.97%	2.33%	2.75%	1.04%		(0.18)%

Portfolio turnover rate	427.65%	537.33%	694.31%	730.54%		568.18%

*Per share net investment income (loss) has been determined on the basis of average shares outstanding.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived a portion of its fees, total return would have been lower.

(a)Expenses include 0.09% of administrative fees which were voluntarily waived by the predecessor administrators for the year ended December 31, 2021, respectively.

(b)Expenses before waivers (excluding interest expense of 0.00% and 0.00%) was 2.31% and 2.21% for the years ended 2022 and 2021, respectively.

(c)Expenses after waivers (excluding interest expense of 0.00% and 0.00%) was 1.97% and 1.92% for the years ended 2022 and 2021, respectively.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Tactical Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years indicated.

	Tactical Growth Allocation Fund
	Class I
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net Asset Value, Beginning of Year	$11.61	$9.66	$8.09	$11.05		$10.69

Investment Operations:
Net investment income (loss)*(d)(e)	(0.08)	(0.02)	0.01	(0.05)		(0.09)
Net realized and unrealized gain (loss) on investments and options written	1.42	1.97	1.58	(2.61)		1.81	(g)
Total from investment operations	1.34	1.95	1.59	(2.66)		1.72

Distributions:
From net investment income	—	—	(0.02)	—		—
From net realized capital gains	—	—	—	(0.30)		(1.36)
Total distributions	—	—	(0.02)	(0.30)		(1.36)

Net Asset Value, End of Year	$12.95	$11.61	$9.66	$8.09		$11.05

Total Return**	11.54%	20.19%	19.64%	(24.07)%		16.08	%(g)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$37,986	$35,546	$27,104	$36,705		$59,133

Ratios of expenses to average net assets(e):
Before fees waived and expenses reimbursed	2.30%	2.38%	2.36%	2.07	%(a)	1.95	%(a)(c)
After fees waived and expenses reimbursed	2.12%	2.11%	2.06%	1.96	%(b)	1.91	%(b)(c)(f)

Net investment income (loss)(d)(e)
Before fees waived and expenses reimbursed	(0.87)%	(0.48)%	(0.19)%	(0.63)%		(0.86)%
After fees waived and expenses reimbursed	(0.68)%	(0.21)%	0.11%	(0.52)%		(0.82)%

Portfolio turnover rate	266.70%	288.55%	400.62%	329.45%		381.43%

*Per share net investment income (loss) has been determined on the basis of average shares outstanding.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived a portion of its fees, total return would have been lower.

(a)Expenses before waivers (excluding interest and dividend expense of 0.00% and 0.00%) was 2.07% and 1.95% for years ended 2022 and 2021, respectively.

(b)Expenses after waivers (excluding interest and dividend expense of 0.00% and 0.00%) was 1.96% and 1.91% for the years ended 2022 and 2021, respectively.

(c)Expenses include 0.09% of administrative fees which were voluntarily waived by the predecessor administrators for the year ended December 31, 2021, respectively.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)Includes recapture of 0.05% during the year.

(g)In 2021, 0.01% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.

Tactical Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years indicated.

	TFA Quantitative Fund
	Class I
	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net Asset Value, Beginning of Year	$11.15		$9.13	$7.41	$10.40	$11.29

Investment Operations:
Net investment loss*(a)(c)	(0.09)		(0.07)	(0.01)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	1.38		2.09	1.73	(2.55)	1.32	(b)
Total from investment operations	1.29		2.02	1.72	(2.61)	1.24

Distributions:
From net investment income	—		—	(0.00)+	—	—
From net realized capital gains	(1.15)		—	—	(0.38)	(2.13)
Total distributions	(1.15)		—	(0.00)	(0.38)	(2.13)

Net Asset Value, End of Year	$11.29		$11.15	$9.13	$7.41	$10.40

Total Return**	11.43	%(f)	22.12%	23.25%	(25.15)%	11.02	%(b)

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$58,635		$58,527	$40,121	$30,740	$34,953

Ratios of expenses to average net assets(c):
Before fees waived and expenses reimbursed/recouped	1.95%		2.00%	2.30%	2.13%	1.96	%(d)
After fees waived and expenses reimbursed/recouped	2.01%		2.09%	2.06%	1.98%	1.87	%(d) (e)

Net investment loss(a)(c)
Before fees waived and expenses reimbursed/recouped	(0.75)%		(0.56)%	(0.36)%	(0.85)%	(0.73)%
After fees waived and expenses reimbursed/recouped	(0.81)%		(0.65)%	(0.11)%	(0.71)%	(0.64)%

Portfolio turnover rate	320.63%		316.03%	402.55%	700.74%	1238.51%

*Per share net investment income (loss) has been determined on the basis of average shares outstanding.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived/recouped a portion of its fees, total return would have been lower/higher.

+Amount calculated is less than $0.005 per share.

(a)Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(b)In 2021, 0.35% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 10.66%.

(c)Does not include expenses of the investment companies in which the Fund invests.

(d)Expenses include 0.10% of administrative fees which were voluntarily waived by the predecessor administrator during the year ended December 31, 2021, respectively.

(e)Includes recapture of less than 0.005% during the year.

(f)In 2025, 0.00% of the Fund’s total return consists of voluntary reimbursements by the sub-adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 11.43%. (see Note 4).

Tactical Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS (CONTINUED)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	TFA AlphaGen Growth Fund
	Class I
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021(a)
Net Asset Value, Beginning of Year/Period	$10.98	$9.21	$7.79	$10.15	$10.00

Investment Operations:
Net investment income (loss)*(b)(c)	(0.11)	(0.04)	0.02	(0.03)	(0.00	)+
Net realized and unrealized gain (loss) on investments and securities sold short	2.11	1.81	1.42	(2.14)	0.18
Total from investment operations	2.00	1.77	1.44	(2.17)	0.18

Distributions:
From net investment income	—	(0.00)+	(0.02)	—	—
From net realized capital gains	(0.94)	—	—	(0.19)	(0.03)
Total distributions	(0.94)	(0.00)	(0.02)	(0.19)	(0.03)

Net Asset Value, End of Year/Period	$12.04	$10.98	$9.21	$7.79	$10.15

Total Return**	18.17%	19.23%	18.50%	(21.36)%	1.80	%(d)(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$45,488	$42,868	$31,869	$44,482	$61,447

Ratios of expenses to average net assets(c):
Before fees waived and expenses reimbursed/recouped	2.08%	2.15%	2.14%	1.93%	1.69	%(e)
After fees waived and expenses reimbursed/recouped	2.11%	2.11%	2.05%	1.93%	1.69	%(e)

Net investment income (loss) (b)(c)
Before fees waived and expenses reimbursed/recouped	(0.92)%	(0.40)%	0.12%	(0.33)%	(0.05	)%(e)
After fees waived and expenses reimbursed/recouped	(0.95)%	(0.36)%	0.21%	(0.33)%	(0.05	)%(e)

Portfolio turnover rate	378.86%	431.58%	538.39%	669.82%	304.56	%(f)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived/recouped a portion of its fees, total return would have been lower/higher.

+Amount calculated is less than $0.005 per share.

(a)For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

(b)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(c)Does not include expenses of the investment companies in which the Fund invests.

(d)In 2021, 0.10% of the Fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 1.70%.

(e)Annualized.

(f)Not Annualized.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025

1. ORGANIZATION

The TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Tactical Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). Each Fund commenced operations (excluding the AlphaGen Fund), on August 20, 2021, as a result of a reorganization in which each Fund assumed all of the assets and liabilities of its respective predecessor fund, as discussed in the Trust’s most recent Statement of Additional Information. Each Fund (except the AlphaGen Fund and the Income Fund) has substantially similar investment strategies as its predecessor fund. Each Fund (including the Income Fund but excluding the AlphaGen Fund) has adopted the historical performance of its respective predecessor fund, including inception dates of June 10, 2019 for the Income Fund and the Growth Fund and May 18, 2020 for the Quantitative Fund. The AlphaGen Fund commenced investment operations on August 23, 2021.

The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are as follows (each a “Sub-Adviser” and collectively the “Sub-Advisers”):

Fund	Sub-Adviser
Income Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC
Growth Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC Howard Capital Management, Inc.
Quantitative Fund	Heritage Capital Advisors, LLC Howard Capital Management, Inc.
AlphaGen Fund	Heritage Capital Advisors, LLC

Each Fund offers only Class I shares, which have no distribution fees.

The primary investment objective of each of the Funds is as follows:

Fund	Investment Objective
Income Fund	To provide high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation.
Growth Fund	To provide capital appreciation.
Quantitative Fund	To provide capital appreciation.
AlphaGen Fund	To provide capital appreciation.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

In December 2023, the FASB issued ASU 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund management has evaluated the impact of ASU 2023-09 and determined that adoption will not have a material effect on the Funds’ financial statements, as each Fund qualifies as a regulated investment company under Subchapter M and generally does not incur significant income tax expense.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022, 2023, 2024) or expected to be taken on each Fund’s 2025 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: A Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend expense is recorded on the ex-dividend date and interest expense is accrued daily.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE VALUATION: Each Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares to determine the NAV of each share.

SEGMENT REPORTING: An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. The President of the Adviser has been designated as the Funds’ CODM, who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate each segment’s resources. To perform this function, the CODM reviews the information in the Funds’ Financial Statements.

3. SECURITY VALUATIONS

Fair Value Pricing Policy

Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations.

The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board. The Valuation Designee must use reasonable diligence in

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

determining whether market quotations are readily available. If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available. Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Valuation Designee has determined that it will represent fair value.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange-traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price of valuation or NASDAQ Official Close Price. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of December 31, 2025, by major security type:

Income Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Exchange-Traded Funds*	$22,627,579	$—	$—	$22,627,579
Short-Term Investments	548,291	—	—	548,291
Total	$23,175,870	$ —	$ —	$23,175,870

Growth Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock*	$10,764,712	$—	$—	$10,764,712
Exchange-Traded Funds*	25,835,464	—	—	25,835,464
Short-Term Investments	1,420,659	—	—	1,420,659
Total	$38,020,835	$ —	$ —	$38,020,835

Quantitative Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock*	$2,572,364	$—	$—	$2,572,364
Exchange-Traded Funds*	51,705,265	—	—	51,705,265
Short-Term Investments	4,099,167	—	—	4,099,167
Total	$58,376,796	$ —	$ —	$58,376,796

AlphaGen Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stock *	$5,505,318	$—	$—	$5,505,318
Exchange-Traded Funds *	30,846,295	—	—	30,846,295
Exchange-Traded Note *	78,987	—	—	78,987
Short-Term Investments	5,509,186	—	—	5,509,186
Total	$41,939,786	$ —	$ —	$41,939,786

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

During the year ended December 31, 2025, there were no transfers between any fair value levels in any of the Funds. The Funds did not hold any Level 3 securities during the period presented.

* For a detailed break-out of common stock, ETFs, and ETN by industry or asset class, please refer to the Schedule of Investments.

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of an investment advisory agreement between the Trust and the Adviser, with respect to the Funds (the “Advisory Agreement”), the Adviser, subject to the oversight of the Board, provides investment advice as it deems advisable and will furnish a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates daily management of the Funds’ assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Advisory Agreement continues for an initial term of two years and is renewed annually thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2026, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of each Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Funds within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board on 60 days’ written notice to the Funds’ Adviser.

For the year ended December 31, 2025, the Adviser earned advisory fees, waived advisory fees and recouped expenses as follows:

	Advisory Fees Earned	Advisory Fees Waived	Expenses Recouped	Advisory Fees Payable
Income Fund	$323,304	$94,268	$—	$23,485
Growth Fund	462,801	65,233	—	39,400
Quantitative Fund	772,564	—	32,543	103,308
AlphaGen Fund	585,415	—	14,186	67,978

Advisory fees waived and/or expenses reimbursed that may be subject to potential recoupment by the Adviser are as follows:

Recoverable Through:	Income Fund	Growth Fund	Quantitative Fund	AlphaGen Fund
December 31, 2026	$10,391	$88,479	$30,290	$17,341
December 31, 2027	93,082	85,431	—	18,420
December 31, 2028	94,268	65,233	—	—

For the year ended December 31, 2025, the Quantitative Fund had portfolio trade errors where they oversold positions on January 27, 2025, causing losses of $37,932 to the Quantitative Fund. This loss was reimbursed by Heritage Capital Advisors, LLC.

Certain officers of the Funds are also employees or officers of the Adviser.

COMPLIANCE SERVICES:

PINE Advisors LLC (“PINE”) serves as the chief compliance officer of the Trust.

For the year ended December 31, 2025, the Funds incurred the following compliance service fees:

Compliance Services Fees
Income Fund	$23,474
Growth Fund	23,474
Quantitative Fund	23,474
AlphaGen Fund	23,474

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

ADMINISTRATION, TRANSFER AGENT AND FUND ACCOUNTANT:

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ compliance; and (j) maintaining shareholder account records.

For the year ended December 31, 2025, the Funds incurred servicing fees, including out-of-pocket expenses, as follows:

ICSA Fees
Income Fund	$120,726
Growth Fund	131,238
Quantitative Fund	155,307
AlphaGen Fund	140,976

Administration, transfer agent and fund accounting fees payable to M3Sixty as of December 31, 2025 are within the Statements of Assets and Liabilities as Due to administrator.

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Adviser pays the Distributor customary fees pursuant to the Distribution Agreement.

The Distributor is an affiliate of M3Sixty.

5. SHAREHOLDER SERVICING FEES

Shareholder servicing fees may be paid to financial intermediaries that provide shareholder or administrative services, or marketing support. Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. The Trust,

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

on behalf of the Funds, has also adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that allows each Fund to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.15% per year of a Fund’s average daily net assets. There were no payments made to the Distributor by the Funds for the year ended December 31, 2025.

For the year ended December 31, 2025, the Funds accrued the following shareholder service fees:

Shareholder Services Fees
Income Fund	$25,000
Growth Fund	35,698
Quantitative Fund	59,734
AlphaGen Fund	45,169

6. INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, aggregate purchases and sales of investment securities (excluding U.S. Government obligations, short-term investments and derivatives) for the Funds were as follows:

	Purchases	Sales
Income Fund	$101,478,825	$105,752,813
Growth Fund	90,239,339	91,572,853
Quantitative Fund	164,258,731	169,207,565
AlphaGen Fund	155,847,261	168,943,158

There were no U.S. Government securities purchased or sold during the period by the Funds.

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

8. DISTRIBUTION TO SHAREHOLDERS AND TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2025, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Income Fund	$22,828,551	$400,669	$(53,350)	$347,319
Growth Fund	32,932,612	5,414,544	(326,321)	5,088,223
Quantitative Fund	53,089,234	5,774,146	(486,584)	5,287,562
AlphaGen Fund	40,370,924	2,102,575	(533,713)	1,568,862

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes and return of capital from underlying investments.

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Book/Tax Differences	Unrealized Appreciation	Total Accumulated Earnings / (Deficit)
Income Fund	$420	$—	$(5,298,293)	$—	$347,319	$(4,950,554)
Growth Fund	—	—	(150,783)	—	5,088,223	4,937,440
Quantitative Fund	2,479,612	362,811	—	—	5,287,562	8,129,985
AlphaGen Fund	2,664,168	—	—	—	1,568,862	4,233,030

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2025, the Funds did not elect to defer post-October capital losses.

In accordance with accounting pronouncements, the Funds may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

differences, primarily attributable to the reclassifications of net investment losses resulted in reclassifications for the year ended December 31, 2025, as follows:

	Paid-In Capital	Accumulated Earnings
Income Fund	$—	$—
Growth Fund	(173,039)	173,039
Quantitative Fund	—	—
AlphaGen Fund	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Non-Expiring
Income Fund	$5,298,293	$—	$5,298,293
Growth Fund	150,783	—	150,783
Quantitative Fund	—	—	—
AlphaGen Fund	—	—	—

During the fiscal year ended December 31, 2025, the Income Fund utilized $545,489 of capital loss carryforwards, the Growth Fund utilized $2,463,056 of capital loss carryforwards, and the AlphaGen Fund utilized $855,677 of capital loss carryforwards. The Quantitative Fund did not utilize capital loss carryforwards during the fiscal year ended December 31, 2025.

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2025, were as follows:

	Ordinary Income	Short—Term Capital Gains	Long—Term Capital Gains
IncomeFund	$501,053	$—	$—
GrowthFund	—	—	—
QuantitativeFund	—	1,966,891	3,943,851
AlphaGenFund	—	2,514,390	1,027,973

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
Income Fund	$628,998	$—
Growth Fund	—	—
Quantitative Fund	—	—
AlphaGen Fund	4,321	—

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Charles Schwab and Co., Inc. held approximately 100% of the voting securities of the Income Fund, 100% of the voting securities of the Growth Fund, 100% of the voting securities of the Quantitative Fund and 100% of the voting securities of the AlphaGen Fund and may be deemed to control the Funds.

10. MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

11. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs and Money Market Funds). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of December 31, 2025, none of the Funds had more than 25% of their net assets invested in one security.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2025

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no events requiring disclosure or recognition.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments required that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. Depending on the size of the fund, the rule will take effect about 24 to 36 months after its publication date. For funds with less than $1 billion in net assets, such as the Funds, the compliance date is May 18, 2028. Management has evaluated the amendments and determined that effective April 30, 2026, the Tactical Growth Allocation Fund will change its name to “Tactical Allocation Fund” and the TFA AlphaGen Growth Fund will change its name to “TFA AlphaGen Fund.” The changes will be reflected in the annual update to the Trust’s registration statement.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TFA Tactical Income Fund, Tactical Growth Allocation Fund,
TFA Quantitative Fund and TFA AlphaGen Growth Fund
and Board of Trustees of Tactical Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund (the “Funds”), each a series of Tactical Investment Series Trust, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights of the Funds for the years or periods ended December 31, 2022, and prior, were audited by other auditors, whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2026

Tactical Funds

ADDITIONAL INFORMATION
DECEMBER 31, 2025 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Form N-PORTs are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-833-974-3787, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-833-974-3787. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent twelve months ended ended June 30 is available without charge, upon request by calling 1-833-974-3787 or referring to the SEC’s web site at www.sec.gov.

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Heritage Capital Advisors, LLC
Howard Capital Management, Inc.
Synergy Asset Management, LLC

Distributor

Matrix 360 Distributors, LLC

Transfer and Dividend Disbursing Agent

M3Sixty Administration, LLC

Custodian

Fifth Third Bank

Legal Counsel

FinTech Law, LLC

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

M3Sixty Administration, LLC

This report is provided for the general information of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statement of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

N/A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies

ITEM 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies

ITEM 18.	RECOVERY ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time

ITEM 19.	EXHIBITS

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not Applicable

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not Applicable

(a)(5)	Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Investment Series Trust

/s/ Drew K. Horter
By Drew K. Horter
Principal Executive Officer/President
Date: March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Drew K. Horter
By Drew K. Horter
Principal Executive Officer/President
Date: March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: March 10, 2026